Subsequent Events - Additional Information (Details) - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 14, 2021	Jan. 13, 2021	Jan. 12, 2021	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 12, 2022	Oct. 12, 2021	Dec. 31, 2015
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)					5,750,000
Purchase price, per unit			$ 10.00			$ 10.00		$ 10.00
Maximum shares subject to forfeiture								187,500
IPO [Member]
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	5,750,000	500,000	5,000,000
Purchase price, per unit			$ 10.00								$ 10.00
Proceeds from issuance initial public offering			$ 50,000,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	750,000		750,000
Purchase price, per unit	$ 10.00
Proceeds from issuance initial public offering	$ 1,725,000
Maximum shares subject to forfeiture								187,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price, per unit										$ 0.10	$ 0.10
Transaction costs			$ 375,000
Underwriting fees			150,000
Deferred underwriting fees			225,000
Deposit amount			7,500,000
Proceeds from the deposit			$ 57,500,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	5,750,000		5,000,000
Purchase price, per unit	$ 10.00		$ 10.00
Proceeds from issuance initial public offering			$ 50,000,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)	750,000		750,000
Purchase price, per unit	$ 10.00
Maximum shares subject to forfeiture			187,500
BETTER THERAPEUTICS OPCO [Member]
Subsequent Event [Line Items]
Simple agreements and future equity issued to significant shareholder				$ 4,700
Related party transaction fees incurred						$ 11,815,000	$ 8,657,000
Purchase price, per unit												$ 10
Armanino LLP for tax, valuation and outsourced accounting services [Member] | Andy Armanino [Member] | BETTER THERAPEUTICS OPCO [Member]
Subsequent Event [Line Items]
Related party transaction fees incurred								$ 62	$ 191
Chardan [Member] | IPO [Member]
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)			28,750
Purchase price, per unit			$ 10.00
Chardan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance initial public offering			$ 185,000
Aggregate amount			$ 1,850,000
Chardan [Member] | Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses (in shares)			(28,750)
Purchase price, per unit			$ 10.00